Pledged Assets - Additional Information (Detail) - TWD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Certificates of deposit [member]
Disclosure of Pledged Assets [Line Items]
Financial assets pledged as collateral	$ 264.6	$ 135.4